Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Income Tax Disclosure [Abstract]
Income tax settlement with IRS				$ 8
Additional income tax expense(benefit) after-tax	17		13		3
Additional state income tax expense					2	6
Reversal of valuation allowance						8
Adjustment to accrued interest on uncertain tax positions		16				16
Reversal of accrued state interest receivable							6
Other adjustments to income tax benefit						2
Reduction to tax expenses		4
Federal and state net operating losses, years					20 years
Federal and state net operating losses, expiration period					2029 to 2032
Unrecognized tax benefits that would impact effective tax rate				36
Interest and penalties related to uncertain tax positions after-tax				14	14	1
Interest and penalties related to uncertain tax positions pre-tax				23	23	2
Accrued interest payable		12			4	12
Accrued interest receivable				10
Adjustments relating to unresolved tax matters						1
Other taxes for continuing operations				$ 426	$ 445	$ 427